Other reserves (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Reserves	[2]	£ 6,403	[1]	£ 5,153		£ 5,153
Movements		183
Vesting of deferred share-based payments		(388)		1	£ (499)
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Reserves		4,065		3,888		3,888
Movements		177
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Reserves		247		(258)		(258)
Movements		505
Net gains transferred to net profits		216
Tax		126
Fair value through other comprehensive income reserve [member] | Bonds [member]
Disclosure of reserves within equity [line items]
Changes in fair value		721
Fair value through other comprehensive income reserve [member] | Absa Group Limited [member]
Disclosure of reserves within equity [line items]
Changes in fair value		125
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reserves		1,188		660		660
Movements		528
Changes in fair value		806
Net gains transferred to net profits		114
Tax		167
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Reserves		(77)		(121)		(121)
Movements		44
Tax		24
Funding spreads		68
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Reserves		980		984		984
Net purchase of treasury shares		207				267
Treasury shares [member]
Disclosure of reserves within equity [line items]
Reserves		(31)		£ (27)		(27)
Vesting of deferred share-based payments		£ 203				£ 268

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83